Related Party Transactions and Balances (Details Narrative) - USD ($)			12 Months Ended
	Nov. 10, 2021	Aug. 07, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Accrued interest		$ 939
Loan purchased percentage		6.80%
Interest rate on loan		3.50%
Loan amount		$ 346,202
Proceeds from sale of loan	$ 224,400
Advance repayment			$ 6,518
General and administration			179,161	$ 211,677	$ 213,561
Key Management Personnel
Statement [Line Items]
General and administration			$ 48,000	$ 66,000	$ 48,000